Leases - Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
As of Beginning Balance	$ 2,162	$ 2,934
Additions		463
Depreciation provided during the year	(984)	(1,090)	$ (951)
Exchange realignment	(24)	(145)
As of Ending Balance	1,154	2,162	2,934
Offices [Member]
Leases [Line Items]
As of Beginning Balance	2,086	2,725
Additions		463
Depreciation provided during the year	(931)	(961)
Exchange realignment	(23)	(141)
As of Ending Balance	1,132	2,086	2,725
Office equipment [Member]
Leases [Line Items]
As of Beginning Balance	76	209
Additions
Depreciation provided during the year	(53)	(129)
Exchange realignment	(1)	(4)
As of Ending Balance	$ 22	$ 76	$ 209